Naming of Issuing Entity	Check if Registered	Name of Originator[1]	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand[2]			Assets That Were Repurchased or Replaced[3]			Assets Pending Repurchase or Replacement (within cure period)[4]			Demand in Dispute[5]			Demand Withdrawn[6]			Demand Rejected[7]
			(#)	($)	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)	(#)	($)[8]	(%)
Residential mortgages – Non-Prime
ASSET BACKED FUNDING CORPORATION ASSET-BACKED CERTIFICATES, SERIES 2006-OPT2 0001377124	X	Option One Mortgage Corporation	5,052	1,099,263,982	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	299	57,073,242	27.73%	0	0	0.00%	0	0	0.00%
ASSET BACKED FUNDING CORPORATION ASSET-BACKED CERTIFICATES, SERIES 2006-OPT3 0001378849	X	Option One Mortgage Corporation	3,398	844,159,461	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	126	26,226,179	21.73%	0	0	0.00%	0	0	0.00%

Residential mortgages – Non-Prime Subtotal*			8,450			0			0			0			425			0			0
Residential mortgages – Non-Prime Subtotal*				1,943,423,443			0			0			0			83,299,421			0			0

Issuing Entities with No Demands for Repurchase or Replacement[9]
Residential mortgages – Non-Prime
ABFC MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2001-AQ1 0001137384	X		2,344	233,513,035	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2002-NC1 0001178714	X		3,284	482,716,033	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2002-OPT1 0001193480	X		4,498	638,373,849	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2002-SB1 0001173467	X		3,964	315,746,856	100.00%
ABFC MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-WF1 0001169498	X		2,774	341,964,309	100.00%
ABFC MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-WF2 0001201861	X		2,038	260,161,376	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2003-AHL1 0001231442	X		2,357	369,762,338	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2003-OPT1 0001260762	X		5,035	768,872,067	100.00%
ABFC MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-WF1 0001224458	X		2,072	292,189,766	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2003-WMC1 0001271161	X		2,422	428,091,564	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2004-AHL1 0001285139	X		1,080	178,174,543	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2004-FF1 0001299114	X		3,228	723,187,015	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2004-HE1 0001301683	X		4,476	860,271,228	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2004-OPT1 0001278400	X		2,801	442,804,446	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2004-OPT2 0001285680	X		3,057	490,360,742	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2004-OPT3 0001289093	X		4,058	641,737,689	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2004-OPT4 0001296183	X		4,958	787,243,776	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2004-OPT5 0001306021	X		7,742	1,346,785,191	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2005-AQ1 0001329286	X		4,813	818,160,166	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2005-HE1 0001322363	X		9,463	1,780,953,818	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2005-HE2 0001337469	X		6,960	1,227,696,873	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2005-OPT1 0001343316	X		2,672	496,481,998	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2005-WF1 0001325464	X		7,462	1,181,727,634	100.00%
ABFC ASSET-BACKED CERTIFICATES, SERIES 2005-WMC1 0001340370	X		5,226	995,585,870	100.00%
ASSET BACKED FUNDING CORPORATION ASSET-BACKED CERTIFICATES, SERIES 2006-HE1 0001380881	X		7,711	1,399,158,115	100.00%
ASSET BACKED FUNDING CORPORATION ASSET-BACKED CERTIFICATES, SERIES 2006-OPT1 0001368672	X		5,349	1,074,080,909	100.00%
ASSET BACKED FUNDING CORPORATION ASSET-BACKED CERTIFICATES, SERIES 2007-NC1			1,794	333,814,126	100.00%
ASSET BACKED FUNDING CORPORATION ASSET-BACKED CERTIFICATES, SERIES 2007-WMC1 0001406224	X		5,673	1,578,384,711	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-CB1 0001168452	X		2,570	235,429,185	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-CB5 0001204505	X		2,099	207,453,176	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-CB2 0001233346	X		2,177	242,868,104	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-CB4 0001261592	X		3,082	366,852,349	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB1 0001279671	X		3,377	423,905,046	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB5 0001300638	X		2,961	447,948,341	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-CB2 0001323372	X		2,661	402,516,087	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-CB5 0001337430	X		2,415	430,916,345	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-CB6 0001369367	X		4,162	780,713,464	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-CB5 0001407987	X		1,661	355,154,812	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-FF10 0001306555	X		6,911	1,394,878,770	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FF5 0001325240	X		3,973	771,132,371	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-FFH1 0001349733	X		3,182	487,781,534	100.00%

Totals*			8,450			0			0			0			425			0			0
Totals*				1,943,423,443			0			0			0			83,299,421			0			0

Asset Backed Funding Corporation (ABFC)
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

1 The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests ("Demand Entities"), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate. In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4 Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6 Includes assets for which any of the following situations apply as of the end of the reporting period:
(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7 Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding "% of principal balance" column.  However, the denominator used to calculate the corresponding "% of principal balance" column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9 Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.